Schedule of Warrants Outstanding Exercise Price (Details)	Dec. 31, 2025 $ / shares shares		Oct. 28, 2025 $ / shares shares	Aug. 31, 2024 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | (per share)			$ 5.25	$ 5.60
Number of warrants exercisable	2,370,640	[1]	26,433
Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 09, 2026
Exercise price | $ / shares	$ 21.00
Number of warrants	488,929
Number of warrants exercisable	488,929
Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 16, 2026
Exercise price | $ / shares	$ 21.00
Number of warrants	82,331
Number of warrants exercisable	82,331
Warrants Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Mar. 27, 2026
Exercise price | $ / shares	$ 5.25
Number of warrants	1,398,568
Number of warrants exercisable	1,398,568
Warrants Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 08, 2027
Exercise price | $ / shares	$ 6.65
Number of warrants	21,207
Number of warrants exercisable	21,207
Warrants Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 08, 2027
Exercise price | $ / shares	$ 5.60
Number of warrants	48,017
Number of warrants exercisable	48,017
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 08, 2027
Exercise price | $ / shares	$ 5.25
Number of warrants	2,869
Number of warrants exercisable	2,869
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 08, 2027
Exercise price | $ / shares	$ 4.20
Number of warrants	13,623
Number of warrants exercisable	13,623
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Jun. 05, 2028
Exercise price | $ / shares	$ 8.75
Number of warrants	4,114,882
Number of warrants exercisable	4,114,882
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Sep. 29, 2030
Exercise price | $ / shares	$ 5.95
Number of warrants	12,321,429
Number of warrants exercisable	12,321,429
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants	18,491,855
Number of warrants exercisable	18,491,855

[1]	Exercisable into one share of common stock of the Company.